Right-of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

NOTE 12: RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

a.	Activity with respect to right-of-use assets:

The Company has entered into agreements to lease office spaces which are used for the Company’s operations. Lease of office space have lease term of 5 years.

On June 19, 2023, the Company entered into an office space sublease agreement with a third party. The agreement terminates on May 31, 2024 and provides for a monthly lease payment of $18. As of December 31, 2023, the Company recognized a net receivable for lease payments due under the sublease agreement of $90, which is included in other receivables.

Land and Buildings
Right-of-use-assets, at cost:
Balance as of January 1, 2023	$1,927
Additions during the year:
Disposal	(656)
Lease modification	(18)
Adjustments arising from translating financial statements from functional currency to presentation currency	55
CPI and revaluation differences	30
Balance as of December 31, 2023	1,338

Accumulated depreciation:
Balance as of January 1, 2023	618
Depreciation and amortization	411
Disposal	(430)
Balance as of December 31, 2023	599

Right-of-use assets as of December 31, 2023, net	$739

Right-of-use-assets, at cost:
Balance as of January 1, 2024	$1,338
Additions during the year:
Deconsolidated subsidiary	(625)
Adjustments arising from translating financial statements from functional currency to presentation currency	(7)
CPI and revaluation differences	19
Balance as of December 31, 2024	725

Accumulated depreciation:
Balance as of January 1, 2024	599
Depreciation and amortization	284
Deconsolidated subsidiary	(381)
Balance as of December 31, 2024	502

Right-of-use assets as of December 31, 2024, net	$223
b.	Activity with respect to the lease liability:

Land and Buildings
Lease liability, January 1, 2023	$1,387
Changes during the year:
Lease payments	(564)
Interest expense	60
Lease modification	(18)
CPI and revaluation differences	4
Lease liability, December 31, 2023	$869

Current lease liability, December 31, 2023	$390
Non-current lease liability, December 31, 2023	$479

Lease liability, January 1, 2024	$869
Changes during the year:
Lease payments	(435)
Interest expense	67
CPI and revaluation differences	(10)
Decrease from sale of subsidiary	(263)
Lease liability, December 31, 2024	$228

Current lease liability, December 31, 2024	$228
Non-current lease liability, December 31, 2024	$-

c.	Maturity of undiscounted lease payments receivable for operating leases:

December 31,
2024
2025	$228